Discontinued Operations - Reconciliation of Major Classes of Line Items Constituting Income (Loss) from Discontinued Operations, Net of Tax as Presented in Statements of Income (Detail) - USD ($)
$ in Millions
	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2015
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Sales		$ 1,737
Costs and expenses
Cost of goods sold		1,635
Depreciation and amortization		13
Selling, general and administrative		58
Equity income		(11)
Income from discontinued operations before income taxes and gain on divestiture		42
Income taxes		20
Income from discontinued operations before gain on divestiture		22
Gain on divestiture of discontinued operations, net of tax	$ 45	45
Income from discontinued operations, net of tax		$ 67